TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Operating loss carry forwards	$ 5,158	$ 4,781
Reserves and tax allowances	4,052	2,936
Total deferred taxes before valuation allowance	9,210	7,717
Valuation allowance	(6,631)	(5,603)
Deferred tax assets, net	2,579	2,114
Deferred tax liabilities:	190	167
Net deferred tax assets	2,389	1,947
Foreign Tax Authority [Member]
Deferred tax assets:
Net deferred tax assets	$ 2,389	$ 1,947